Cover	Jul. 21, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jul. 21, 2025
Registrant Name	COTERRA ENERGY INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	1-10447
Entity Tax Identification Number	04-3072771
Entity Address, Address Line One	Three Memorial City Plaza
Entity Address, Address Line Two	840 Gessner Road, Suite 1400
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77024
Soliciting Material	false
Written Communications	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.10 per share
Trading Symbol	CTRA
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Central Index Key	0000858470
Amendment Flag	false
City Area Code	281
Local Phone Number	589-4600